Restricted Investments (Tables)	12 Months Ended
Dec. 31, 2014
Investments Debt And Equity Securities [Abstract]
Restricted Investment Balance

The components of the restricted investment balance are as follows:

	December 31,	December 31,
	2014	2013
	(In thousands)
BOEM platform abandonment (See Note 13)	$69,954	$66,373
BOEM lease bonds	794	794

SPBPC Collateral:
Contractual pipeline and surface facilities abandonment	2,701	2,306
California State Lands Commission pipeline right-of-way bond	3,005	3,005
City of Long Beach pipeline facility permit	500	500
Federal pipeline right-of-way bond	307	307
Port of Long Beach pipeline license	100	100
Restricted investments	$77,361	$73,385